IR Pass-through Corporation
                  c/o NorthStar Presidio Management Company LLC
                        411 West Putnam Avenue, Suite 270
                               Greenwich, CT 06830





Integrated ARROS Fund I (the "Fund")
------------------------------------

September, 1999

Dear Unitholder:

Enclosed for your review are the Fund's unaudited financial statements as of June 30, 1999. As you are aware, the Fund's investments are passive in nature and consist of interest-bearing payment obligations that originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnership's corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (800-945-0440) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee at (800) 735-7777.

Sincerely,


Integrated ARROS Fund I
By:      IR Pass-through Corporation, Sponsor

                             Integrated ARROs Fund I
                       Statement of Assets and Liabilities
                                  June 30, 1999
                                   (unaudited)

Assets

Cash                                                               $    393,554

Investment in payment obligations, at
   minimum termination value (cost $2,771,874)                       10,361,808
                                                                   ------------

Total Assets                                                         10,755,362
                                                                   ============
Liabilities

Distributions payable                                                   393,554
                                                                   ------------

Net Assets                                                         $ 10,361,808
                                                                   ============

Net Asset Value per unit (2,771 units outstanding)                 $   3,739.37
                                                                   ============

                             Integrated ARROs Fund I
                             Statement of Operations
                         Six Months Ended June 30, 1999
                                   (unaudited)



Investment income:


Interest and discount earned                                       $    747,521
                                                                   ============

                             Integrated ARROs Fund I
                       Statement of Changes in Net Assets
                                  June 30, 1999
                                   (unaudited)




Decrease in net assets from operations:

Net investment income                                              $    747,521
                                                                   ------------

Net increase in net assets resulting from operations                    747,521

Total declared as distributions to Unitholders                         (790,246)
                                                                   ------------

Net decrease in net assets                                              (42,725)


Net Assets:

Beginning of period                                                  10,404,533
                                                                   ------------

End of period                                                      $ 10,361,808
                                                                   ============

                             Integrated ARROs Fund I
                          Notes to Financial Statements

1.       GENERAL

         The accompanying unaudited financial statements, notes and discussions should be read in conjunction with the audited financial statements, related notes and discussions contained in the Form N-SAR Semi-Annual Report for the year ended December 31, 1998, which is herein incorporated by reference.

         The financial information contained herein is unaudited; however, in the opinion of management, all adjustments necessary for a fair presentation of such financial information have been included. All of the aforementioned adjustments are of a normal recurring nature and there have not been any non-recurring adjustments included in the results reported for the current period.

         Integrated ARROs Fund I (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.


2.       SIGNIFICANT ACCOUNTING POLICIES

         Security Valuation

         The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

         Federal Income Taxes

         The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.


3.       CONFLICTS OF INTEREST

         IR Pass-through Corporation is the Sponsor of the Fund and was/is a wholly owned subsidiary of Integrated Resources, Inc.("Integrated") and its post-bankruptcy successor, Presidio Capital Corp. ("Presidio").

         Subject to the rights of the Unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. NorthStar Presidio Management Company LLC provides administrative services to Presidio, who in turn provides services to the Fund.

4.       COMMITMENTS AND CONTINGENCIES

         The original prospectus of the Fund contemplated the Sponsor bearing all costs of administering the Fund only through the period in which the Fund will be receiving primary term payments. However, upon the period when the Fund will be receiving renewal term payments, the Fund was to bear a portion of such equal costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

         Based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, the Sponsor filed a claim in Integrated's bankruptcy in 1994 and received $450,000 (the "Settlement Fund") in settlement of such claim. It was projected at the time of the settlement that such amount would be sufficient to enable the Sponsor to meet its obligations to the Fund, and its similar obligations to ARROs Fund II, through approximately the year 2000. However, there was no assurance given at the time of the settlement that the Settlement Fund, together with interest earned, would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of June 30, 1998, the Settlement Fund has been fully depleted. As a result of the full depletion of the Settlement Fund during the first six months of 1998, the Fund has had to pay administrative expenses from current payment obligations received. Consequently, the Fund paid $35,254 in expenses from the proceeds of the January 1999 through July 1999 payment obligations received.

5.       DISTRIBUTION PAYABLE

         The Sponsor declared a $393,554 ($142.03 per unit) distribution payable to unitholders of record as of June 30, 1999. Such distribution was paid on July 15, 1999.

                             Integrated ARROs Fund I
         Schedule of Selected Per Unit Operating Performance, Ratios and
                               Supplemental Data

                                                              Six Months Ended                  Year Ended
                                                                June 30, 1999                December 31, 1998
Per Unit Operating Performance                                   (unaudited)                     (audited)
------------------------------                                   -----------                     ---------

Net asset value, beginning of period                           $   3,754.79                   $   4,159.59
Net investment income                                                269.77                         634.59
Distributions from net investment
        income and partial prepayments                              (285.18)                     (1,039.38)
Net asset value, end of period                                 $   3,739.37                   $   3,754.79
Total investment return                                            $ 269.77                   $     634.59
Ratios/Supplemental Data
Net assets, end of period                                      $ 10,361,808                   $ 10,404,533
Ratio of expenses to average net assets                                0.34%                          0.13%
Ratio of net investment income to
   average net assets                                                7.20(1)                         16.04%
Portfolio turnover rate                                                 N/A                            N/A

                             Integrated ARROs Fund I
                        Schedule of Portfolio Investments
                                  June 30, 1999

                                                                                             Discount to
 Partnership/                                                                                 Arrive at
 Date Payment                                               Original   Simple                 Minimum       Periodic        Minimum
 Obligation                 Property          Type of       Principal  Interest  Accrued    Termination  Payment During  Termination
 Incurred     Lessee        Location(s)       Property       Amount     Rate     Interest      Amount    rimary Term (1)    Amount
 --------     ------        -----------       --------       ------     ----     --------      ------    ---------------    ------
Walando       Walgreen      Orlando, FL       Office/       $820,000    13.0%    $1,498,788   1,338,731   5/1/96-4/1/06    $980,057
03/18/81      Company                         Warehouse                                                      $11,883/mo
                                              Building


Santex (2)    Albertson's   Venice, FL        Retail         570,000    17.0%    $1,291,368     862,043   9/1/96-8/1/06     999,325
07/01/81      Inc.          Livermore, CA     Facilities                                                     $13,342/mo


Lando         Albertson's   Portland, OR      Retail         783,451    16.0%    $1,968,281   1,804,633   7/1/97-1/1/07     947,099
10/21/81      Inc.          Orlando, FL       Facilities                                                   $62,656/semi
(amended                    Huntsville, AL
04/15/82)


Denville      Xerox         Lewisville, TX    Plant          963,048    15.0%     2,400,134   2,239,788   8/1/98-7/1/08   1,123,394
12/22/81      Corporation                     Facility                                                       $12,038/mo
(amended
01/27/84)


Elway         Safeway       Billings, MT      Retail       1,429,042    18.5%     4,019,288   3,418,449   7/1/97-6/1/07   2,029,881
03/18/82      Stores, Inc.  Fort Worth, TX    Facilities          (5)                                        $22,027/mo(6)      (5)
                            Aurora, CO
                            Mamoth Lakes, CA


Walstaff      Walgreen      Flagstaff, AZ     Warehouse/   1,159,762    16.0%     2,881,773   2,157,724  12/1/98-6/1/03   1,883,811
04/15/82      Arizona                         Distribution                                                $156,738/semi
(amended      Drug Co.                        Building
06/17/82)     (3)


Walcreek      Hercules      Walnut Creek,     Office       1,306,709    18.5%    $3,095,940   2,004,408  10/1/97-9/1/07   2,398,242
08/01/82      Credit Inc.   CA                Building                                                       $30,155/mo
(amended      (4)
06/29/83,
12/3/84)
                                                            ==========          =========== ============                ===========
                                                            $7,032,012          $17,155,572  $13,825,776                $10,361,808
                                                            ==========          =========== ============                ===========

(1) Primary Term of the applicable net lease.
(2) Two Payment Obligations, one for each property, treated as one.
(3) Guaranteed by Walgreen Company.
(4) Guaranteed by Hercules Incorporated
(5) As adjusted, due to the exercise of economic discontinuance in the Huntsville, Texas lease.

                             INTEGRATED ARROS FUND I
         SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                      JANUARY 1, 1999 THROUGH JUNE 30, 1999

                  ACCRUED                   ACCRUED                     ACCRUED                     ACCRUED
     DATE         INTEREST      DATE       INTEREST        DATE        INTEREST        DATE        INTEREST
   ---------     ----------   ---------   ----------     ---------    ----------     ---------    ----------
   01-Jan-99     17,185,021   23-Feb-99   17,264,739     17-Apr-99    17,255,011     09-Jun-99    17,088,546
   02-Jan-99     17,188,213   24-Feb-99   17,267,930     18-Apr-99    17,258,203     10-Jun-99    17,091,737
   03-Jan-99     17,191,405   25-Feb-99   17,271,122     19-Apr-99    17,261,395     11-Jun-99    17,094,929
   04-Jan-99     17,194,596   26-Feb-99   17,274,314     20-Apr-99    17,264,586     12-Jun-99    17,098,121
   05-Jan-99     17,197,788   27-Feb-99   17,277,506     21-Apr-99    17,267,778     13-Jun-99    17,101,313
   06-Jan-99     17,200,980   28-Feb-99   17,280,697     22-Apr-99    17,270,970     14-Jun-99    17,104,504
   07-Jan-99     17,204,172   01-Mar-99   17,194,444     23-Apr-99    17,274,162     15-Jun-99    17,107,696
   08-Jan-99     17,207,363   02-Mar-99   17,197,636     24-Apr-99    17,277,353     16-Jun-99    17,110,888
   09-Jan-99     17,210,555   03-Mar-99   17,200,828     25-Apr-99    17,280,545     17-Jun-99    17,114,080
   10-Jan-99     17,213,747   04-Mar-99   17,204,019     26-Apr-99    17,283,737     18-Jun-99    17,117,271
   11-Jan-99     17,216,939   05-Mar-99   17,207,211     27-Apr-99    17,286,929     19-Jun-99    17,120,463
   12-Jan-99     17,220,130   06-Mar-99   17,210,403     28-Apr-99    17,290,120     20-Jun-99    17,123,655
   13-Jan-99     17,223,322   07-Mar-99   17,213,595     29-Apr-99    17,293,312     21-Jun-99    17,126,847
   14-Jan-99     17,226,514   08-Mar-99   17,216,786     30-Apr-99    17,296,504     22-Jun-99    17,130,038
   15-Jan-99     17,229,706   09-Mar-99   17,219,978     01-May-99    17,210,251     23-Jun-99    17,133,230
   16-Jan-99     17,232,897   10-Mar-99   17,223,170     02-May-99    17,213,442     24-Jun-99    17,136,422
   17-Jan-99     17,236,089   11-Mar-99   17,226,362     03-May-99    17,216,634     25-Jun-99    17,139,613
   18-Jan-99     17,239,281   12-Mar-99   17,229,553     04-May-99    17,219,826     26-Jun-99    17,142,805
   19-Jan-99     17,242,473   13-Mar-99   17,232,745     05-May-99    17,223,018     27-Jun-99    17,145,997
   20-Jan-99     17,245,664   14-Mar-99   17,235,937     06-May-99    17,226,209     28-Jun-99    17,149,189
   21-Jan-99     17,248,856   15-Mar-99   17,239,129     07-May-99    17,229,401     29-Jun-99    17,152,380
   22-Jan-99     17,252,048   16-Mar-99   17,242,320     08-May-99    17,232,593     30-Jun-99    17,155,572
   23-Jan-99     17,255,240   17-Mar-99   17,245,512     09-May-99    17,235,785
   24-Jan-99     17,258,431   18-Mar-99   17,248,704     10-May-99    17,238,976
   25-Jan-99     17,261,623   19-Mar-99   17,251,896     11-May-99    17,242,168
   26-Jan-99     17,264,815   20-Mar-99   17,255,087     12-May-99    17,245,360
   27-Jan-99     17,268,007   21-Mar-99   17,258,279     13-May-99    17,248,551
   28-Jan-99     17,271,198   22-Mar-99   17,261,471     14-May-99    17,251,743
   29-Jan-99     17,274,390   23-Mar-99   17,264,663     15-May-99    17,254,935
   30-Jan-99     17,277,582   24-Mar-99   17,267,854     16-May-99    17,258,127
   31-Jan-99     17,280,774   25-Mar-99   17,271,046     17-May-99    17,261,318
   01-Feb-99     17,194,520   26-Mar-99   17,274,238     18-May-99    17,264,510
   02-Feb-99     17,197,712   27-Mar-99   17,277,430     19-May-99    17,267,702
   03-Feb-99     17,200,904   28-Mar-99   17,280,621     20-May-99    17,270,894
   04-Feb-99     17,204,096   29-Mar-99   17,283,813     21-May-99    17,274,085
   05-Feb-99     17,207,287   30-Mar-99   17,287,005     22-May-99    17,277,277
   06-Feb-99     17,210,479   31-Mar-99   17,290,196     23-May-99    17,280,469
   07-Feb-99     17,213,671   01-Apr-99   17,203,943     24-May-99    17,283,661
   08-Feb-99     17,216,863   02-Apr-99   17,207,135     25-May-99    17,286,852
   09-Feb-99     17,220,054   03-Apr-99   17,210,327     26-May-99    17,290,044
   10-Feb-99     17,223,246   04-Apr-99   17,213,518     27-May-99    17,293,236
   11-Feb-99     17,226,438   05-Apr-99   17,216,710     28-May-99    17,296,428
   12-Feb-99     17,229,629   06-Apr-99   17,219,902     29-May-99    17,299,619
   13-Feb-99     17,232,821   07-Apr-99   17,223,094     30-May-99    17,302,811
   14-Feb-99     17,236,013   08-Apr-99   17,226,285     31-May-99    17,306,003
   15-Feb-99     17,239,205   09-Apr-99   17,229,477     01-Jun-99    17,063,012
   16-Feb-99     17,242,396   10-Apr-99   17,232,669     02-Jun-99    17,066,203
   17-Feb-99     17,245,588   11-Apr-99   17,235,861     03-Jun-99    17,069,395
   18-Feb-99     17,248,780   12-Apr-99   17,239,052     04-Jun-99    17,072,587
   19-Feb-99     17,251,972   13-Apr-99   17,242,244     05-Jun-99    17,075,779
   20-Feb-99     17,255,163   14-Apr-99   17,245,436     06-Jun-99    17,078,970
   21-Feb-99     17,258,355   15-Apr-99   17,248,628     07-Jun-99    17,082,162
   22-Feb-99     17,261,547   16-Apr-99   17,251,819     08-Jun-99    17,085,354